Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings

NOTE 11: BORROWINGS

Borrowings as of December 31, 2021 and 2020 consisted of the following:

Navios Holdings borrowings	December 31, 2021	December 31, 2020
Loan Facility HCOB ($15,300)	—	9,945
Loan Facility Credit Agricole ($23,000)	—	11,100
Loan Facility Credit Agricole ($23,000)	—	11,400
Loan Facility DVB Bank SE ($72,000)	—	4,504
Loan Facility Alpha Bank ($31,000)	—	20,200
Loan Facility Alpha Bank ($16,125)	—	12,925
Sale and Leaseback Agreements	114,837	62,934
2022 Senior Secured Notes	155,000	305,000
2022 Notes	455,466	476,822
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $306 and $526, respectively)	48,879	78,901
$50.0 million NSM Loan (including accrued interest of $326)	—	50,326
$115.0 million NSM Loan (incl. accrued interest $571)	64,630	—
Total Navios Holdings borrowings	$847,438	$1,052,683

Navios Logistics borrowings	December 31, 2021	December 31, 2020
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics Notes Payable	12,463	17,842
Navios Logistics New BBVA Facility	12,000	22,000
Navios Logistics Alpha Bank Loan	7,700	9,100
Seller’s Credit Agreement for the construction of six liquid barges	11,213	11,047
Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet	15,000	—
Other long-term loans	—	46
Total Navios Logistics borrowings	$558,376	$560,035

Total	December 31, 2021	December 31, 2020
Total borrowings	$1,405,814	$1,612,718
Less: current portion, net	(307,451)	(374,191)
Less: deferred finance costs and discount, net	(19,330)	(28,289)
Total long-term borrowings	$1,079,033	$1,210,238

Navios Holdings Debt

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022, at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios GP L.L.C., Navios Logistics and Navios Partners (following the NMCI Merger and NNA Merger). The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics.

The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time at par.

Upon occurrence of certain change of control events, the holders of the 2022 Senior Secured Notes may require the Co-Issuers to repurchase some or all of the 2022 Senior Secured Notes at 101% of their face amount. The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2021.

Under the terms of the 2022 Senior Secured Notes, Navios Holdings had an obligation to make a springing maturity offer in September 2021 to repurchase those notes at par unless certain conditions relating to the refinancing of our 2022 Notes were met.

On October 1, 2020, Navios Holdings entered into (1) the Sixth Supplemental Indenture to amend the terms of the indenture and related pledge agreements governing the 2022 Senior Secured Notes following its receipt of consents from bondholders representing a majority in aggregate principal amount (the “Consenting Noteholders”) of the 2022 Senior Secured Notes and (2) a consent agreement with the Consenting Noteholders (“Consent Agreement”). Pursuant to the Consent Agreement, the Consenting Noteholders agreed, subject to the satisfaction of certain conditions, to consent to the amendments contained in the form of supplemental indenture (“Form of Supermajority Supplemental Indenture”) which amendments required consent from 66 2/3% of the outstanding 2022 Senior Secured Notes affected. The Sixth Supplemental Indenture, among other things, (i) clarifies that all past dividends paid in respect of equity pledged as collateral for the 2022 Senior Secured Notes and any future dividends paid in respect of equity pledged as collateral (other than equity of Navios Logistics) can be used by the Company for general corporate purposes, absent a Default or Event of Default; (ii) provides that future dividends paid in respect of equity of Navios Logistics pledged as collateral for the 2022 Senior Secured Notes may be used only to redeem or repurchase 2022 Senior Secured Notes (including, absent a Default or an Event of Default, at a discount to par); (iii) eliminates the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes; and (iv) states that the Company may agree to the cancellation of amounts it owes to Navios Logistics under that certain loan agreement in lieu of the receipt of pro rata cash dividends from Navios Logistics. The Sixth Supplemental Indenture became effective upon its execution by the Company and the Trustee, but the amendments and waivers contained therein will become operative only upon the occurrence of a Qualified IPO of Navios Logistics.

On November 17, 2020, the Company entered into the Seventh Supplemental Indenture to further amend the terms of the indenture governing the 2022 Senior Secured Notes, pursuant to which Wilmington Trust, National Association became the successor Trustee and successor Collateral Trustee in respect of the 2022 Senior Secured Notes.

On June 29, 2021, the Company entered into the Eighth Supplemental Indenture which eliminated the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes following the first redemption of an aggregate principal amount of $100.0 million of the 2022 Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date (“First Redemption”). On July 23, 2021, the Company completed the First Redemption, which was funded through (i) the sale of a vessel pledged as collateral in respect of the 2022 Senior Secured Notes and (ii) the borrowing of $75,264 from an affiliate company of NSM.

The Eighth Supplemental Indenture also, among other things, (i) clarifies that all past dividends paid in respect of equity pledged as collateral for the 2022 Senior Secured Notes and any future dividends paid in respect of equity pledged as collateral (other than equity of Navios Logistics) can be used by the Company for general corporate purposes, absent a Default or Event of Default; (ii) provides that future dividends paid in respect of equity of Navios Logistics pledged as collateral for the 2022 Senior Secured Notes may be used only to redeem or repurchase 2022 Senior Secured Notes; and (iii) permits the lender under the $115.0 million NSM Loan (as defined herein) to take a second lien on the pledged share collateral (which pledged share collateral secures the 2022 Senior Secured Notes on a first lien basis).

On September 3, 2021, the Company issued a notice of redemption with respect to an aggregate principal amount of $20,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of September 13, 2021 (the “Second Redemption”).

On September 14, 2021, the Company issued a notice of redemption with respect to an aggregate principal amount of $20,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of September 24, 2021 (the “Third Redemption”).

On October 1, 2021, the Company issued a notice of redemption with respect to an aggregate principal amount of $10,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of October 11, 2021 (the “Fourth Redemption”).

As of December 31, 2021, the Company wrote off $1,777 of deferred financing costs associated with the Redemptions discussed above and is included in the consolidated statement of comprehensive income/(loss) under the caption “Gain/(loss) on bond and debt extinguishment”.

On March 18, 2022, the Company issued a notice of redemption with respect to an aggregate principal amount of $25,000 of its 2022 Senior Secured Notes at a redemption price equal to 100.00% of the aggregate principal amount thereof, plus accrued and unpaid interest to, but excluding, the redemption date of March 30, 2022 (the “Fifth Redemption”)

After the Fifth Redemption, $130,000 in aggregate principal amount of the 2022 Senior Secured Notes is currently outstanding, which mature in August 2022.

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of 7.375% First Priority Ship Mortgage Notes due 2022. During 2019, Navios Logistics repurchased $35,500 in par value of the 2022 Notes in open market transactions for a cash consideration of $17,642. During 2019, the Company repurchased $81,235 in par value of the 2022 Notes for a cash consideration of $50,683. These transactions resulted in a gain on bond extinguishment of $47,430, net of deferred financing costs written-off. (Refer to Note 16 “Transactions with Related Parties” to the consolidated financial statements, “Secured credit facility with Navios Logistics”). During 2020, the Company repurchased $20,782 in par value of the 2022 Notes for a cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred financing costs written-off. During 2021, the Company repurchased $21,356 in par value of the 2022 Notes for cash consideration of $18,588 resulting in a gain on bond extinguishment of $2,728, net of deferred financing costs written-off. After these repurchases, the remaining amount of 2022 Notes was $455,466 as at December 31, 2021.

The 2022 Notes were senior obligations of the Co-Issuers and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. As of December 31, 2021, the 2022 Notes were secured by 14 drybulk vessels and $84,260 of cash collateral. The 2022 Notes were unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The outstanding balance of $455,466 of the 2022 Notes as of December 31, 2021 was fully repaid in January 2022 using (i) $206,725 under two credit facilities with commercial banks; (ii) $77,000 under four sale and leaseback agreements; (iii) $100,000 of additional financing from NSM; and (iv) cash from operations. In addition, as of December 31 2021, $158,873 of Ship Mortgage Notes held by the Company that had previously been pledged as collateral to NSM were cancelled.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H shares which were validly tendered as of that date (Refer to Note 17 “Preferred and Common Stock” to the consolidated financial statements).

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes as an exchange for a total of 8,841 Series G shares which were validly tendered as of that date. (Refer to Note 17 “Preferred and Common Stock” to the consolidated financial statements).

The 2024 Notes are Navios Holdings’ senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default. Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

Secured Credit Facilities

During the year ended December 31, 2021, the Company repaid $70,074 of debt, being (i) the $11,100 outstanding loan balance with Credit Agricole Corporate and Investment bank, (ii) the $11,400 outstanding loan balance with Credit Agricole Corporate and Investment bank, (iii) the $9,945 outstanding loan balance with Hamburg Commercial Bank AG, (iv) the $4,504 outstanding loan balance with DVB Bank S.E., (v) the $20,200 outstanding loan balance with Alpha Bank A.E., and (vi) the $12,925 outstanding loan balance with Alpha Bank A.E.

As of December 31, 2021, the Company had no secured bank credit facilities following their full repayment.

Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece’s facilities were transferred to Credit Agricole Corporate and Investment Bank.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one Panamax vessel. In May 2019, the facility was refinanced. The facility was repayable in five semi-annual installments of $750, with a final balloon payment of $8,850 on the last payment date. The loan bore interest at a rate of LIBOR plus 275 basis points. In the first quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. In May 2019, the facility was refinanced. The loan facility was repayable in three semi-annual equal installments of $750, with a final balloon payment of $9,150 on the last payment date. The loan bore interest at a rate of LIBOR plus 325 basis points. In the first quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

On February 14, 2018, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $28,745 in order to: a) repay all amounts outstanding under the facility agreement dated September 2010 and b) repay all amounts outstanding under the facility agreement dated December 20, 2013. The loan bore interest at a rate of LIBOR plus 280 basis points. The loan facility required compliance with certain financial covenants. In the second quarter of 2019, the facility was repaid in full and there was no outstanding balance as of December 31, 2019.

Hamburg Commercial Bank AG Facility: On May 23, 2017, Navios Holdings entered into a facility agreement with Hamburg Commercial Bank AG for an amount of up to $15,300 in order to partially refinance the fourth tranche of the Commerzbank facility. The facility was repayable in three quarterly equal installments of $383, with a final balloon payment of $8,798 on the last payment date. The loan bore interest at a rate of LIBOR plus 300 basis points. In the first quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a Handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the outstanding debt of an Ultra-Handymax vessel. On June 27, 2014, Navios Holdings refinanced the existing facility, adding a new tranche for an amount of $30,000 in order to finance the acquisition of a Capesize vessel, which was delivered in June 2014. On November 12, 2019, Navios Holdings amended this facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due in the first and second quarter of 2020 for one year, to June 2021 and released from collateral one Handysize vessel which was substituted by one Panamax vessel. The facility bore interest at a rate of LIBOR plus 293 basis points. During September 2020, the Company completed the sale of the Panamax vessel and the Capesize vessel which were released from collaterals and prepaid the amount of $33,003 for the satisfaction of the first and the third tranche of the facility. As of December 31, 2020, the second tranche was repayable in two quarterly installments of $268, with a final balloon payment of $3,968 on the last repayment date. In the first quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bore interest at a rate of LIBOR plus 325 basis points. In December 2017, Navios Holdings entered into a facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due by September 2018 for three years, to September 2021. During 2019, Navios Holdings partially prepaid the indebtedness originally maturing in the third quarter of 2021 and released from collateral two Panamax vessels. In the first quarter of 2020, the facility was repaid in full and there was no outstanding balance as of December 31, 2020.

Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $31,000 in order to finance part of the acquisition of a Capesize vessel. The loan bore interest at a rate of LIBOR plus 300 basis points. The facility was repayable in eight quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date. The loan facility required compliance with certain financial covenants. In the second quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

On November 3, 2016, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $16,125 in order to refinance one Capesize vessel. The facility bore interest at a rate of LIBOR plus 300 basis points. The facility was repayable in eight quarterly installments of $275 each, with a final balloon payment of $10,725 payable on the last repayment date. In the second quarter of 2021, the facility was repaid in full and there was no outstanding balance as of December 31, 2021.

Hamburg Commercial Bank AG: In December 2021, Navios Holdings entered into a loan agreement with Hamburg Commercial Bank AG (“HCOB”) for an amount of $101,750, for the refinancing of seven drybulk vessels. On January 5, 2022, the amount under this facility was fully drawn. The loan bears interest at a rate of LIBOR plus margin ranging from 3.25% per annum to 4.50% per annum. In March 2022, Navios Holdings prepaid an amount of $10,380 and one dry bulk vessel was released. The remaining loan balance of $91,345 is repayable in eight quarterly installments of $3,915, beginning three months from the date of the initial drawdown, with a final balloon payment of $60,027 on the last repayment date. The loan facility requires compliance with certain covenants, as described below.

Credit Agricole CIB/ BNP Paribas: In December 2021, Navios Holdings entered into a loan agreement with Credit Agricole CIB (“CACIB”) and BNP Paribas (“BNPP”) for an amount of $105,000, for the refinancing of seven drybulk vessels. On January 5, 2022, the amount under this facility was fully drawn. The loan bears interest at a rate of LIBOR plus margin ranging from 2.85% per annum to 3.75% per annum. The loan is repayable in four quarterly installments of $6,500, beginning three months from the date of the initial drawdown, followed by eight consecutive quarterly installments of $4,750 with a final balloon payment of $41,000 on the last repayment date. The loan facility requires compliance with certain covenants, as described below.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the Company fails to maintain the financial covenants or if Angeliki Frangou and her affiliate companies own (in aggregate) less than 10% of the outstanding share capital of Navios Holdings.

The Company’s secured credit facilities, which were drawn in January 2022, require compliance with maintenance covenants. Depending on the facility, these covenants include: (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 125% to 133%, (ii) minimum liquidity up to a maximum of $10,000, (iii) total debt divided by total assets, as defined in each credit facility, of 75%; and (iv) net worth, as defined in the credit facility, of $125,000.

NSM Loan

On August 29, 2019, Navios Holdings entered into a secured loan agreement of $141,795 (including post-closing adjustments) with a wholly owned subsidiary of NSM (the “NSM Loan”). In December 2021, the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility with the NSM Loan I (as defined herein). The refinancing was completed in January 2022. As of December 31, 2021, the total outstanding balance of this facility amounted to $48,879, including $306 of accrued interest, and is presented under the caption “Loans payable to affiliate companies, net of current portion”. For information on the NSM Loan, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

$50.0 million NSM Loan

In June 2020, Navios Holdings entered into a secured loan agreement with a wholly-owned subsidiary of NSM (“$50.0 million NSM Loan”) for a loan of up to $50,000 to be used for general corporate purposes. On July 12, 2021, the Company refinanced the outstanding balance of this facility through the $115.0 million NSM Loan. For information on the $50.0 million NSM Loan, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

$115.0 million NSM Loan

In June 2021, Navios Holdings entered into a secured loan agreement with, a wholly owned subsidiary of NSM (“$115.0 million NSM Loan”) for a loan up to $115,000 in advances (i) to refinance the $50.0 million NSM Loan, (ii) to redeem certain 2022 Senior Secured Notes and (iii) to be used for general corporate purposes. In July 2021, the amount of this facility was fully drawn. In December 31, 2021 the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility through the NSM Loan II (as defined herein). The refinancing was completed during January 2022. As of December 31, 2021, the total outstanding balance of this facility amounted to $64,630, including $571 of accrued interest, and is presented under the caption “Loans payable to affiliate companies, net of current portion”. For information on the $115.0 million NSM Loan, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

NSM Loan I

In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan dated August 29, 2019 ( the “NSM Loan I”). Pursuant to NSM Loan I, a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632, in two tranches: The first tranche of $48,573 represents borrowings already made available to the Company and  the second tranche of $79,059 represents new borrowings to be made available in exchange for the release by NSM of certain existing collateral. On January 5, 2022, the amount under this facility was fully drawn. For information on the NSM Loan I, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

NSM Loan II

In December 2021, Navios Holdings entered an amended and restated loan agreement to the existing $115.0 million NSM Loan dated June 29, 2021 ( the “NSM Loan II” and, together with NSM Loan I, the “NSM Loans”). Pursuant to NSM Loan II, a wholly-owned subsidiary of NSM made up to $135,000 available to the Company under a secured term loan in two tranches. The first tranche of $64,059 represents outstanding borrowings already made available and  the second tranche of $70,941 represents new borrowings to be made available, in exchange for the release by NSM of certain existing collateral. On January 5, 2022, the amount under this facility was fully drawn. For information on NSM Loan II, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

Upon completion of the refinancing in January 2022, NSM received an upfront fee in respect of the NSM Loan I and the NSM Loan II of $24,000 in the form of a convertible debenture. The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of Convertible Debenture, described below.

Convertible Debenture

In December 2021, Navios Holdings entered into a convertible debenture with NSM (the “Convertible Debenture”), covering certain payments under the NSM Loans including the upfront fee of $24,000, the accrued interest, and the prepayment fees. The lender has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years and bears interest at the rate of 4% payment in kind (“PIK”), payable at maturity, if not earlier converted into shares of our common stock.

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of preferred stock (the “Series I Preferred Stock”) on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 9,133,147 shares of Common Stock issuable as of April 4, 2022 upon conversion of a Convertible Debenture and are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM is an affiliate of our Chairwoman and Chief Executive Officer, Angeliki Frangou.

Sale and Leaseback Agreements

In the first quarter of 2020, the Company entered into two sale and leaseback agreements of $68,000 in total, with unrelated third parties for two Capesize vessels (the “Sale and Leaseback Agreements”). Navios Holdings has no purchase obligation to acquire the vessels at the end of the lease term, however, it is reasonably certain that respective purchase options will be exercised and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the Sale and Leaseback Agreements as a financial liability.

The Sale and Leaseback Agreements are repayable by 144 consecutive monthly payments of approximately $224 and $238 each, commencing as of January 2020 and March 2020, respectively. As of December 31, 2021, the outstanding balance under the Sale and Leaseback Agreements of the two Capesize vessels was $57,392 in total. The agreements mature in the fourth quarter of 2031 and first quarter of 2032, respectively, with a balloon payment of $750 per vessel on the last repayment date.

In December 2021, Navios Holdings entered into four new sale and leaseback agreements of $77,000 in total, with unrelated third parties, in order to finance four dry bulk vessels. In December 2021, three of the four new sale and leaseback agreements were drawn down amounting to $58,000 in total.

Two dry bulk vessels are repayable by 96 consective payments of approximaty $481 each, commencing as of December 2021. One dry bulk vessel is repayable by 72 consecutive monthly payments of approximately $688, commencing as of December 2021. Two of the agreements mature in the fourth quarter of 2029 and one in the fourth quarter of 2027, respectively, with a balloon payment of $3,600 each for two dry bulk vessels and $3,500 for one dry bulk vessel on the last repayment date. As of December 31, 2021, the outstanding balance under the new Sale and Leaseback Agreements of the three dry bulk vessels was $57,445 in total.

The fourth sale and leaseback agreement amounting to $19,000 was drawn down in January, 2022, and is repayable by 84 consecutive monthly payments of approximately $643. The fourth sale and sale and leaseback agreement matures in the first quarter of 2029 with a balloon payment of $1,000.

In March 2022, Navios Holdings entered into a sale and leaseback agreement to finance one dry bulk vessel. The fifth sale and leaseback agreement amounting to $12,000 was drawn down in March 2022, and is repayable by 60 consecutive monthly payments of approximately $521. The fifth sale and leaseback agreement matures in the first quarter of 2027 with a balloon payment of $1,600.

The Sale and Leaseback Agreements have no financial covenants.

Navios Logistics Debt

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of its Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes were unregistered were fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for three subsidiaries, which were deemed to be immaterial, and Logistics Finance, which was the co-issuer of the 2022 Logistics Senior Notes. The 2022 Logistics Senior Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the 2025 Logistics Senior Notes (as defined herein). Following this transaction, Navios Logistics recognized a loss of $2,661 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive income/(loss) under the caption “Gain on bond and debt extinguishment, net”.

Navios Logistics Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Navios Logistics Term Loan B Facility”). The Navios Logistics Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and has a four-year term with 1.0% amortization per annum. The Navios Logistics Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the 2025 Logistics Senior Notes. Following this transaction, Navios Logistics recognized a loss of $1,496 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive income/(loss) under the caption “Gain on bond and debt extinguishment, net”.

2025 Logistics Senior Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Logistics Finance issued $500,000 in aggregate principal amount of senior secured Notes due on July 1, 2025, at a fixed rate of 10.75% (the “2025 Logistics Senior Notes). The net proceeds from the offering of the 2025 Logistics Senior Notes, amounting to $487,504, were used to satisfy and discharge the indenture governing the 2022 Logistics Senior Notes, amounting to $375,000, to repay all amounts outstanding under the Navios Logistics’ Term Loan B Facility, amounting to $97,500 and to pay certain fees and expenses related to the offering, with the balance to be used for general corporate purposes. Following this transaction, the Company recognized a loss of $4,157 in its consolidated statements of comprehensive income/(loss) under the caption “Gain on bond and debt extinguishment” for the year ended December 31, 2020, relating to the accelerated amortization of the unamortized deferred finance costs.

On or after August 1, 2022, the Logistics Co-Issuers may redeem some or all of the 2025 Logistics Senior Notes at the redemption prices set forth in the indenture governing the 2025 Logistics Senior Notes. In addition, before August 1, 2022, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2025 Logistics Senior Notes at a price equal to 110.750% of the principal amount of the 2025 Logistics Senior Notes to be redeemed plus accrued and unpaid interest, if any, to the redemption date with an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Logistics Senior Notes remains outstanding. Prior to August 1, 2022, the Logistics Co-Issuers may also redeem all or a part of the 2025 Logistics Senior Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Logistics Senior Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the Indenture governing the 2025 Logistics Senior Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Logistics Senior Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates. The Logistics Co-Issuers may also redeem all, but not less than all, of the 2025 Logistics Senior Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Logistics Co-Issuers may be required to offer to purchase 2025 Logistics Senior Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Logistics Senior Notes are senior secured obligations of the Logistics Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics’ direct and indirect subsidiaries, other than the Logistics Co-Issuer. The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”). The 2025 Logistics Senior Notes are effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Logistics Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral to the extent of the value of any assets securing such other obligations. The indenture governing the 2025 Logistics Senior Notes contains restrictive covenants that limit, among other things, the ability of the Logistics Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliate companies, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Logistics Senior Notes also contains customary events of default.

The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2021.

As of December 31, 2021 and December 31, 2020, deferred financing costs associated with the 2025 Logistics Senior Notes amounted to $15,927 and $19,414, respectively.

Navios Logistics Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Navios Logistics Notes Payable, CNSA shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2021, Navios Logistics had drawn the total available amount and the outstanding balance of Navios Logistics Notes Payable was $12,463.

Navios Logistics New BBVA Facility

On February 28, 2020, Navios Logistics entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “Navios Logistics New BBVA Facility”), which was drawn on July 8, 2020. The Navios Logistics New BBVA Facility was used to repay the then existed debt with the bank, and for general corporate purposes. The Navios Logistics New BBVA Facility bore interest at a rate of LIBOR (180 days) plus 325 basis points, was repayable in quarterly installments with final maturity on March 31, 2022 and was secured by assignments of certain receivables. As at December 31, 2021, the outstanding balance was $12,000. On March 23, 2022, Navios Logistics entered into the Navios Logistics 2022 BBVA Facility with the bank in order to refinance the outstanding balance of Navios Logistics New BBVA Facility through the Navios Logistics 2022 BBVA Facility. Please refer to Note 23 “Subsequent Events” to the consolidated financial statements.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics New BBVA Facility as of December 31, 2021.

Navios Logistics Alpha Bank Loan

On May 18, 2017, Navios Logistics entered into a $14,000 term loan facility in order to finance the acquisition of two product tankers (“Navios Logistics Alpha Bank Loan”). The Navios Logistics Alpha Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in 20 quarterly installments with a final balloon payment of $7,000 on the last repayment date. In December 2021, Navios Logistics agreed to amend the Navios Logistics Alpha Bank Loan, extending its maturity and amending the repayment schedule. Following the amendment, the $7,000 final balloon payment of the Navios Logistics Alpha Bank Loan, which was due on May 18, 2022, is repayable in twelve quarterly installments, beginning on August 18, 2022, with a final balloon payment of $2,800. As of December 31, 2021, the outstanding amount of the loan was $7,700.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics Alpha Bank Loan as of December 31, 2021.

Seller’s Credit Agreement for the construction of six liquid barges

In December 2020, Navios Logistics entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of December 31, 2021, Navios Logistics had drawn the total available amount and the outstanding balance was $11,213.

Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics’ 2020 Fleet”). The acquisition was completed on March 22, 2021, and the Company entered into a $15,000 seller’s credit agreement for the acquisition of the Navios Logistics’ 2020 Fleet. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum and is payable in three equal annual installments of $5,000. As of December 31, 2021, the outstanding balance was $15,000.

Navios Logistics Other long-term loans

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bore interest at a fixed rate of 600 basis points. The loan was repayable in monthly installments of $6. In September 2021, this loan was repaid in full.

Navios Logistics was in compliance with all the covenants set forth in this facility as of December 31, 2021.

During the year ended December 31, 2021, the Company in relation to its secured credit facilities paid $189,503 related to scheduled repayment installments and $36,199 related to the prepayment of four of Navios Holdings’ credit facilities. During the year ended December 31, 2021, the proceeds from the $115.0 NSM Loan was $115,000 and from the three Sale and Leaseback Agreements for Navios Holdings were $58,000.

The annual weighted average interest rates of the Company’s total borrowings were 8.78%, 7.89% and 7.70% for the years ended December 31, 2021, 2020 and 2019, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2021, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2022 (including total accrued interest of $877 of NSM Loan & $50.0 million NSM Loan)	$308,912
2023	87,007
2024	211,161
2025	561,120
2026	177,343
2027 and thereafter	60,271
Total	$1,405,814